Related Party Disclosures	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY DISCLOSURES
19.
RELATED PARTY DISCLOSURES

Key management, including the Board of Directors and the Executive Management compensation were:

in CHF thousands	For the Years Ended December 31,
	2022	2021	2020
Salaries and other short-term employee benefits	3,506	3,071	2,557
Payroll expenses related to restricted stock	-	951	170
Pension	227	264	293
Share-based compensation	535	251	259
Total	4,268	4,537	3,279

Short-term employee benefits include salaries, bonuses, social security and expense allowances.